Offsets	May 18, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AmperCap Acquisition Co
Form or Filing Type	S-1
File Number	333-294363
Initial Filing Date	Mar. 17, 2026
Fee Offset Claimed	$ 21,837.07
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Units, each consisting of one ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Unsold Securities Associated with Fee Offset Claimed	14,375,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 31,266.70
Termination / Withdrawal Statement	The registrant previously paid filing fee in connection with the registration statement on Form S-1 (File No. 333-294363) filed on March 17, 2026, which initially registered units, each consisting of one ordinary share, $0.0001 par value, and one-half of one redeemable warrant, ordinary shares included as part of the units, redeemable warrants included as part of the units, and ordinary shares underlying redeemable warrants included as part of the units.

Pursuant to Rule 457 under the Securities Act, a portion of the previously paid filing fee is being applied to the filing fee associated with the rights and the ordinary shares underlying the rights. Accordingly, the filing fee table has been revised to reflect the replacement of warrants with rights, and no additional filing fee is due with respect to the portion previously paid. The filing fee previously paid attributable to securities no longer being registered has been offset against the filing fee due for the securities registered hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	AmperCap Acquisition Co
Form or Filing Type	S-1
File Number	333-294363
Filing Date	Mar. 17, 2026
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares underlying redeemable warrants included as part of the units
Fee Paid with Fee Offset Source	$ 31,266.70